Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement	Set out below are categories of financial instruments and fair value measurements as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Financial assets at fair value
Cash	€620,531	€502,585

Financial assets at amortized cost
Accounts receivable and other receivables	2,221,080	3,137,609
Amount due from related parties	1,601,273	140,264

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	2,043,559	2,652,869
Amount due to related parties	3,847,950	237,285
Lease liabilities	56,066	95,059
Bank loans	3,989,898	8,334,53